Statement of Combined Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales to unrelated parties	$ 2,075	$ 2,445	$ 6,028	$ 7,867	$ 10,121	$ 11,364	$ 11,035
Sales to related parties	254	234	753	881	1,078	1,783	1,538
Total sales	2,329	2,679	6,781	8,748	11,199	13,147	12,573
Cost of goods sold (exclusive of expenses below)	1,964	2,239	5,761	6,882	9,039	10,548	11,040
Selling, general administrative, and other expenses	92	95	267	261	353	383	406
Research and development expenses	8	14	26	54	69	95	86
Provision for depreciation, depletion, and amortization	181	190	536	594	780	954	1,026
Impairment of goodwill							1,731
Restructuring and other charges	17	54	109	297	983	863	712
Interest expense	67	69	197	208	270	309	305
Other (income) expenses, net	(106)	4	(90)	(9)	42	58	14
Total costs and expenses	2,223	2,665	6,806	8,287	11,536	13,210	15,320
Income (loss) before income taxes	106	14	(25)	461	(337)	(63)	(2,747)
Provision for income taxes	92	77	178	310	402	284	123
Net income (loss)	14	(63)	(203)	151	(739)	(347)	(2,870)
Less: Net income (loss) attributable to noncontrolling interest	20	61	58	188	124	(91)	39
Combined net loss attributable to Alcoa Corporation	$ (6)	$ (124)	$ (261)	$ (37)	$ (863)	$ (256)	$ (2,909)
PRO FORMA EARNINGS PER SHARE ATTRIBUTABLE TO ALCOA CORPORATION COMMON SHAREHOLDERS:
Basic	$ (0.04)	$ (0.68)	$ (1.43)	$ (0.20)
Diluted	$ (0.04)	$ (0.68)	$ (1.43)	$ (0.20)